REPORTABLE SEGMENTS - Information by segment (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
REPORTABLE SEGMENTS
Number of operating segments | segment			4
Revenues	$ 6,074,000	$ 4,384,000	$ 17,299,000	$ 15,484,000
Cost of revenue	4,200,000	3,716,000	11,010,000	11,020,000
SG&A	4,900,000	2,843,000	11,773,000	8,780,000
Operating (loss) income	(3,026,000)	(2,175,000)	(5,890,000)	(4,316,000)
Total Assets	13,747,000	13,378,000	13,747,000	13,378,000	$ 13,157,000
Segment capital expenditures	49,000			49,000
Electrification
REPORTABLE SEGMENTS
Segment capital expenditures	49,000			49,000
Operating segments
REPORTABLE SEGMENTS
Revenues	6,074,000	4,384,000	17,299,000	15,484,000
Cost of revenue	4,200,000	3,716,000	11,010,000	11,020,000
SG&A	1,828,000	1,858,000	6,508,000	6,344,000
Operating (loss) income	46,000	(1,190,000)	(625,000)	(1,880,000)
Total Assets	9,772,000	8,681,000	9,772,000	8,681,000
Segment capital expenditures			59,000
Operating segments | Electrification
REPORTABLE SEGMENTS
Revenues	1,403,000	2,328,000	4,450,000	6,642,000
Cost of revenue	873,000	1,805,000	2,719,000	4,817,000
SG&A	544,000	1,000,000	1,846,000	3,032,000
Operating (loss) income	(14,000)	(477,000)	(521,000)	(1,207,000)
Total Assets	2,183,000	3,599,000	2,183,000	3,599,000
Segment capital expenditures			59,000
Operating segments | Decarbonization
REPORTABLE SEGMENTS
Revenues	1,263,000	1,751,000	5,001,000	8,035,000
Cost of revenue	902,000	1,473,000	3,365,000	5,251,000
SG&A	260,000	686,000	1,583,000	2,748,000
Operating (loss) income	101,000	(408,000)	53,000	36,000
Total Assets	2,755,000	3,843,000	2,755,000	3,843,000
Amounts not allocated to segments
REPORTABLE SEGMENTS
Operating (loss) income	(3,072,000)	(985,000)	(5,265,000)	(2,436,000)
Total Assets	$ 3,975,000	$ 4,697,000	$ 3,975,000	$ 4,697,000
ConnectM Before Business Combination
REPORTABLE SEGMENTS
Number of operating segments | segment					4
Revenues					$ 19,972,239	$ 15,441,315
Cost of revenue					14,934,962	11,404,224
SG&A					12,320,295	7,315,381
Loss on impairment					181,853	589,299
Operating (loss) income					(7,464,871)	(3,867,589)
Total Assets					13,156,473	11,057,806
Segment capital expenditures					41,771	163,888
ConnectM Before Business Combination | Electrification
REPORTABLE SEGMENTS
Revenues					8,399,427	8,300,061
Cost of revenue					6,169,957	5,783,274
SG&A					3,697,119	2,936,017
Loss on impairment					157,103	589,299
Operating (loss) income					(7,464,871)
Total Assets					3,034,752
Segment capital expenditures					41,771
ConnectM Before Business Combination | Decarbonization
REPORTABLE SEGMENTS
Revenues					10,009,499	6,211,517
Cost of revenue					6,983,833	4,705,090
SG&A					3,808,545	1,649,804
Loss on impairment					24,750
Total Assets					3,576,655
ConnectM Before Business Combination | OEM/EV
REPORTABLE SEGMENTS
Revenues					945,406	929,737
Cost of revenue					1,371,150	915,860
SG&A					697,688	801,170
Total Assets					836,954
ConnectM Before Business Combination | Managed Services
REPORTABLE SEGMENTS
Revenues					617,907
Cost of revenue					410,022
SG&A					283,958
Total Assets					215,315
ConnectM Before Business Combination | Operating segments
REPORTABLE SEGMENTS
Operating (loss) income					(3,631,886)	(1,939,199)
Total Assets						10,430,019
Segment capital expenditures						163,888
ConnectM Before Business Combination | Operating segments | Electrification
REPORTABLE SEGMENTS
Operating (loss) income					(1,624,752)	(1,008,529)
Total Assets						3,972,307
Segment capital expenditures					13,156,473	18,298
ConnectM Before Business Combination | Operating segments | Decarbonization
REPORTABLE SEGMENTS
Operating (loss) income					(807,629)	(143,377)
Total Assets						4,322,764
ConnectM Before Business Combination | Operating segments | OEM/EV
REPORTABLE SEGMENTS
Operating (loss) income					(1,123,432)	(787,293)
Total Assets						2,134,948
Segment capital expenditures						145,590
ConnectM Before Business Combination | Operating segments | Managed Services
REPORTABLE SEGMENTS
Operating (loss) income					(76,073)
ConnectM Before Business Combination | Amounts not allocated to segments
REPORTABLE SEGMENTS
Operating (loss) income					(3,832,985)	(1,928,390)
Total Assets						$ 627,786
ConnectM Before Business Combination | Amounts not allocated to segments | Electrification
REPORTABLE SEGMENTS
Operating (loss) income					3,832,985
Segment capital expenditures					$ 5,492,797